Cover	Nov. 06, 2024
Cover [Abstract]
Entity Registrant Name	INTERNET SCIENCES, INC.
Entity Central Index Key	0001720286
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Nov. 06, 2024
Entity Ex Transition Period	false
Entity File Number	000-55897
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	81-2775456
Entity Address Address Line 1	667 Madison Ave
Entity Address Address Line 2	5 th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10065
City Area Code	212
Local Phone Number	823-6272
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false